EMPLOYEE BENEFIT PLANS PART 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 13	$ 21
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	2	3
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	2	(3)
Private Equity Funds, Investment Plan Assets, Sales	(13)	(8)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 4	$ 13
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 2	$ 3
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)		(1)
Private Equity Funds, Investment Plan Assets, Sales	(2)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 2
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, S D G E [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 4	$ 6
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	1	1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	0	(1)
Private Equity Funds, Investment Plan Assets, Sales	(4)	(2)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 1	$ 4
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, S D G E [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 0	$ 1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)		(1)
Private Equity Funds, Investment Plan Assets, Sales	0
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 0
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, So Cal Gas [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 8	$ 13
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	1	2
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	2	(2)
Private Equity Funds, Investment Plan Assets, Sales	(8)	(5)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 3	$ 8
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, So Cal Gas [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 2	$ 2
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)		0
Private Equity Funds, Investment Plan Assets, Sales	(2)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 2
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, All Other Sempra Energy [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 1	$ 2
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	0	0
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	0	0
Private Equity Funds, Investment Plan Assets, Sales	(1)	(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 1
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%
Private Equity Funds, All Other Sempra Energy [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 0	$ 0
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)		0
Private Equity Funds, Investment Plan Assets, Sales	0
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 0
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	0.00%	0.00%